CURRENCY GAINS / (LOSSES) (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Schedule of Currency Gains and Losses Included in Income from Operations

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2022	2021	2022	2021
Included in Revenue	17	(1)	—	(2)	(1)
Included in Cost of sales		2	—	2	—
Included in Other gains and losses - net		(8)	—	(7)	8
Total		(7)	—	(7)	7

Realized exchange losses on foreign currency derivatives - net	17	(2)	(2)	(1)	(5)
Unrealized (losses) / gains on foreign currency derivatives - net	17	(6)	3	(7)	11
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net		1	(1)	1	1
Total		(7)	—	(7)	7